Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Cash flows from operating activities:
Net loss	$ (5,728,863)	$ (1,701,045)
Adjustments to reconcile net loss
Depreciation and amortization	$ 37,117	3,448
Convertible note issued in exchange for services		191,000
Common stock issued in exchange for services	$ 1,702,439	50,250
Stock based compensation	376,242	131,929
Interest expense related to amortization of debt issuance costs and debt discount	418,950	$ 36,276
Changes in assets and liabilities:
Accounts receivable	(6,945)
Inventory	$ (522,132)
Other receivables		$ (14,709)
Prepaid expenses and other assets	$ (99,091)	(13,971)
Accounts payable and accrued liabilities	(165,485)	427,730
Customer deposits	(116,826)	74,582
Net cash used in operating activities	(4,104,594)	(814,510)
Cash flows form investing activities:
Purchases of property & equipment	(177,313)	(26,121)
Net cash used in investing activities	(177,313)	(26,121)
Cash flows from financing activities
Proceeds from note payable - related party	$ 25,000	40,000
Repayment of note payable - related party		(40,150)
Proceeds from the issuance of convertible preferred stock, net of issuance costs	$ 3,632,869	1,407,177
Proceeds from the issuance of convertible notes payable, net of issuance costs		$ 568,610
Proceeds from exercise of stock options	$ 2,667
Net cash provided by financing activities	3,660,536	$ 1,975,637
Net (decrease) increase in cash	(621,371)	1,135,006
Cash, beginning of period	745,446	150
Cash, end of period	124,075	1,135,156
Supplemental cash flow information
Interest paid	$ 1,050	3,000
Noncash financing activity:
Issuance of convertible note payable in exchange for website development costs		19,000
Conversion of convertible note payable and accrued interest to preferred stock	$ 2,070,072	210,000
Fair value of common stock warrants issued with convertible notes payable		$ 53,551
Fair value of preferred stock warrants issued with preferred stock	$ 1,677,148
Reclassification of warrant liability to additional paid-in capital	1,943,672
Common stock assumed in connection with merger	1,991
Conversion of convertible preferred stock to common stock	7,904
Par value adjustment in connection with the merger	$ 47,827